SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Life) (Details)	12 Months Ended
Dec. 31, 2023
Computers and computers equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates (in %)	25-50
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates (in %)	7
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates (in %)	Over the shorter of the term of the lease or useful lives